Financial risk management - Schedule of Interest rate profile of interest-bearing assets and liabilities (Details) - Interest rate risk - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Fixed rate
Financial instruments by type of interest rate
Non-current interest-bearing financial investments	€ 368	€ 457
Current interest-bearing financial investments	172	133
Cash and cash equivalents	55	54
Interest-bearing liabilities	(3,145)	(3,150)
Financial assets and liabilities before derivatives	(2,550)	(2,506)
Interest rate derivatives	2,322	2,820
Financial assets and liabilities after derivatives	(228)	314
Floating rate
Financial instruments by type of interest rate
Non-current interest-bearing financial investments	0	0
Current interest-bearing financial investments	789	1,528
Cash and cash equivalents	5,407	6,569
Interest-bearing liabilities	(268)	(737)
Financial assets and liabilities before derivatives	5,928	7,360
Interest rate derivatives	(2,322)	(2,820)
Financial assets and liabilities after derivatives	€ 3,606	€ 4,540